KF GRIFFIN BLUE CHIP and COVERED CALL FUND
FUND SUMMARY
Investment Objective:
The Fund seeks to provide total return with lower volatility than equity markets in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 9 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 38 and Waiver of Up-Front Sales Charge on Class A Shares on page 39.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees KF GRIFFIN BLUE CHIP and COVERED CALL FUND	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or current market value)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses KF GRIFFIN BLUE CHIP and COVERED CALL FUND		Class A	Class C	Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.28%	1.28%	1.28%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.79%	3.54%	2.54%
Fee Waiver and/or Expense Reimbursement	[2]	(1.03%)	(1.03%)	(1.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.76%	2.51%	1.51%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.50% through January 31, 2016. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example KF GRIFFIN BLUE CHIP and COVERED CALL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	744	1,299	1,878	3,444
Class C	254	990	1,748	3,742
Class I	154	692	1,258	2,798

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2014 was 13% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in dividend-paying, large-capitalization common stocks of domestic and foreign issuers that are traded on a U.S. exchange and by writing covered call options on a substantial portion of the stocks held in its portfolio. When the Fund writes (sells) a covered call, it holds common stock and sells call options on that same common stock in an attempt to generate increased income from the common stock and to reduce the volatility of the Fund. The Fund receives a premium from the purchaser of the call, which generates income for the Fund and may reduce the volatility of the Fund because the premium will reduce any losses on the underlying securities, but only by the amount of the premium. The Fund seeks to generate a return profile that is balanced, generating an equal percent of return from (i) capital appreciation; (ii) dividends and re-invested dividends; and (iii) call premiums.

Typically, the Fund will (i) hold the stocks of approximately 25-35 large capitalization companies (defined by the Fund’s sub-advisor, Griffin Asset Management, Inc. (the “Sub-Advisor”) as companies with market capitalizations over $10 billion) and (ii) write call options on 50%-100% of the stocks held in its portfolio. Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in the common stock and in covered call options written on the common stock of domestic and foreign companies. These companies will typically be “blue chip” companies, which the Sub-Advisor views as companies that are well known in their industries and have a minimum market capitalization of $5 billion.

The Sub-Advisor uses qualitative and quantitative processes to select stocks for the Fund’s portfolio. Through its research, the Sub-Advisor identifies companies with a high free cash flow to earnings ratio, consistent dividend growth, sustainable earnings growth, and a strong balance sheet. These companies are then screened by the Sub-Advisor’s proprietary valuation models, and those companies identified by the models as companies with free cash flow yields above the ten-year U.S. treasury yield, that are trading below their historic price-earnings ratios and enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) ratio may be selected for investment by the Fund. The Sub-Advisor seeks to build a portfolio of stocks with an estimated dividend growth rate above 7.5% and a dividend yield above that of the S&P 500.

Determinations to sell stocks held by the Fund are based on exit points determined by the Sub-Advisor’s valuation models or on the deterioration of a company’s fundamentals. Stocks may also be sold when a call option written by the Fund is exercised.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Equity Securities Risks. Common stocks generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Issuer Risk. Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Written Call Options Risk. There are risks associated with the sale and purchase of call options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-888-499-2321 and on the Fund’s website at www.kfgriffinfund.com.

During the period shown in the bar chart, the highest return for a quarter was 3.05% (quarter ended June 30, 2014), and the lowest return for a quarter was (0.19%) (quarter ended September 30, 2014).
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns KF GRIFFIN BLUE CHIP and COVERED CALL FUND	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	(0.57%)	2.50%	Oct. 18, 2013
Class A Return After Taxes on Distributions		(1.67%)	1.45%
Class A Return After Taxes on Distributions and Sale of Fund Shares		(0.32%)	1.43%
Class C	Return Before Taxes	5.50%	7.53%	Oct. 18, 2013
Class I	Return Before Taxes	6.66%	8.70%	Oct. 18, 2013
CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)		5.49%	9.54%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares and Class I shares will vary.